NATIONWIDE(R) MUTUAL FUNDS

- Nationwide Large Cap Growth Fund
   (formerly the "Prestige Large Cap Growth Fund")

- Nationwide Large Cap Value Fund
   (formerly the "Prestige Large Cap Value Fund")

- Nationwide Small Cap Fund
   (formerly the "Prestige Small Cap Fund")


MARCH 1, 2001
(as revised July 17, 2001)


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

         TABLE OF CONTENTS

FUND SUMMARIES...................................   2
Nationwide Large Cap Growth Fund.................   3
Nationwide Large Cap Value Fund..................   6
Nationwide Small Cap Fund........................   9


MORE ABOUT THE FUNDS.............................  12
Principal Risks..................................  12


MANAGEMENT.......................................  14
Investment Adviser...............................  14
Multi-Manager Structure..........................  14
Subadvisers......................................  14


BUYING, SELLING AND EXCHANGING FUND SHARES.......  16
Choosing a Share Class...........................  16
Buying Shares....................................  17
Selling Shares...................................  20
Distribution Plan................................  23
Exchanging Shares................................  23


DISTRIBUTIONS AND TAXES..........................  25
Distributions of Income Dividends................  25
Distributions of Capital Gains...................  25
Reinvesting Distributions........................  25
State and Local Taxes............................  25
Selling Fund Shares..............................  25
Exchanging Fund Shares...........................  25


FINANCIAL HIGHLIGHTS.............................  26

ADDITIONAL INFORMATION.....................BACK COVER

         FUND SUMMARIES
This prospectus provides information about the Nationwide Large Cap Growth Fund (formerly "Prestige Large Cap Growth Fund"), the Nationwide Large Cap Value Fund (formerly "Prestige Large Cap Value Fund") and the Nationwide Small Cap Fund (formerly "Prestige Small Cap Fund") (together, the "Funds"). The following sections summarize key information about the Funds, including information regarding the investment objectives, principal strategies, principal risks, performance and fees for the Funds. Each Fund's investment objective can be changed without shareholder approval. Use these summaries to compare the Funds with other mutual funds. More detailed information about the risks and investment techniques of the Funds can be found in "More About the Funds" beginning on page 12. "You" and "your" refer to potential investors and current shareholders of one or more of the Funds.

The Fund Summaries contain a discussion of the general risks of investing in each Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its objective or that a Fund's performance will be positive for any period of time.

A QUICK NOTE ABOUT SHARE CLASSES

Each Fund has four different share classes -- Class A, Class B, Class C and Institutional Service Class. The fees, sales charges and expenses for each share class are different, but each share class of a particular Fund represents an investment in the same assets of that Fund. Having different share classes simply lets you choose the cost structure that's right for you.

The fees and expenses for each Fund are set forth in the Fund Summaries. For more information about which share class is right for you, see "Buying, Selling and Exchanging Fund Shares -- Choosing a Share Class" beginning on page 16.

ABOUT EACH FUND GENERALLY

Each Fund employs a "multi-manager" structure, which means that Villanova Mutual Fund Capital Trust (VMF), as the Funds' investment adviser, may hire, replace or terminate one or more subadvisers, not affiliated with VMF, for a Fund without shareholder approval. VMF believes that this structure gives it increased flexibility to manage the Funds in your best interests and to operate the Funds more efficiently. See "Management -- Multi-Manager Structure" for more information.
  Effective March 1, 2001, the Prestige Large Cap Growth Fund will be known as the NATIONWIDE LARGE CAP GROWTH FUND; the Prestige Large Cap Value Fund will be known as the NATIONWIDE LARGE CAP VALUE FUND; and the Prestige Small Cap Fund will be known as the NATIONWIDE SMALL CAP FUND. This prospectus reflects these name changes.

         FUND SUMMARIES -- NATIONWIDE LARGE CAP GROWTH FUND
(FORMERLY "PRESTIGE LARGE CAP GROWTH FUND")

OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund seeks long-term capital appreciation.

Villanova Mutual Fund Capital Trust (VMF), the Fund's investment adviser, has selected Goldman Sachs Asset Management as a subadviser to manage the Fund's portfolio on a day-to-day basis. To achieve its objective, the Fund invests primarily, and under normal circumstances, at least 65% of its assets in equity securities of U.S. large capitalization companies that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary consideration. The Fund considers large capitalization companies to be those with market capitalizations similar to the companies in the Russell 1000(R) Growth Index.(1) As of December 31, 2000, the market capitalizations of companies in the Russell 1000(R) Growth Index ranged from $1.6 billion to $520 billion. The market capitalization range for companies in the Russell 1000(R) Growth Index is updated annually.

MARKET CAPITALIZATION is a common way to measure the size of a company based on the price of its common stock; it is simply the number of outstanding shares of the company multiplied by the current share price.

The Fund emphasizes a company's growth prospects in analyzing equity securities to be purchased by the Fund. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return while maintaining risk, style and capitalization characteristics similar to the Russell 1000(R) Growth Index. The Fund seeks a portfolio comprised of companies with above average capitalizations and earnings growth expectations and below average dividend yields.

There are two building blocks in the subadviser's active management of the Fund. Under normal conditions the subadviser generally buys and sells securities based on whether securities fit within this model:
---------------

(1) The Russell 1000(R) Growth Index is a registered service mark of The Frank Russell Company which does not sponsor and is in no way affiliated with the Fund.

1. STOCK SELECTION

   The Fund uses the subadviser's proprietary multifactor model, a rigorous computerized rating system, to forecast the returns of securities in the Fund's portfolio. This model incorporates common variables covering measures of:

     - Value (price-to-book, price-to-earnings, cash flow to enterprise value)

     - Momentum (earnings momentum, price momentum, sustainable growth)

     - Risk (market risk, company-specific risk, earnings risk)

     - Research (fundamental research ratings of the subadviser and other analysts)

   Each of these factors is carefully evaluated in the multifactor model because each has demonstrated a significant impact on the performance of the securities and markets they are designed to forecast. In this process, the subadviser manages risk by limiting deviations from the benchmark, running size and sector neutral portfolios.

2. PORTFOLIO CONSTRUCTION

   A proprietary computer optimizer calculates many security combinations (at each possible weighting) to construct the most efficient risk/return portfolio given the Fund's benchmark.

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the subadviser's ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and the overall stock market may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies,

         Fund Summaries -- Nationwide Large Cap Growth Fund
(formerly "Prestige Large Cap Growth Fund")

national and world social and political events, and the fluctuations of other stock markets around the world.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

For more detailed information about the Fund's investments and risks, see "More About the Funds" on page 12.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility -- or variability -- of the Fund's annual total returns over time, and shows that fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

ANNUAL RETURNS -- CLASS A SHARES(1)

[Performance Chart-Class A shares GRAPH]

1999                                              34.57%
2000                                             -23.04%

Best quarter:       22.82%  4th qtr. of 1999
Worst quarter:     -21.66%  4th qtr. of 2000
---------------

(1) These annual returns do not include sales charges. If the sales charges were included, the annual returns would be lower than those shown.

                                                         One      Since
Average annual returns(1) -- as of December 31, 2000     year     Inception (2)
-------------------------------------------------------------------------------
Class A shares                                          -27.46%       5.92%
 ...............................................................................
Class B shares                                          -27.49%       6.73%
 ...............................................................................
Class C shares(3)                                       -25.30%       7.51%
 ...............................................................................
Institutional Service Class shares                      -22.86%       9.07%
 ...............................................................................
Russell 1000(R) Growth Index(4)                         -22.42%       9.27%

---------------

(1) These returns reflect performance after sales charges, if any, and expenses are deducted.

(2) The Fund began operations on November 2, 1998.

(3) These returns include performance of the Fund which was achieved prior to the creation of the Class C shares (March 1, 2001) which is the same as the performance shown for Class B shares through December 31, 2000. The returns have been restated for sales charges but not for fees applicable to Class C shares. Had Class C shares been in existence for the time periods presented, the performance of Class C shares would have been similar as a result of similar expenses.

(4) The Russell 1000(R) Growth Index is an unmanaged index of growth securities of large U.S. companies included in the Russell 1000(R) Index. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual return of this Index would be lower.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund.

                                                        Institutional
  Shareholder Fees(1)                                      Service
(paid directly from your  Class A   Class B   Class C       Class
      investment)         shares    shares    shares       shares
---------------------------------------------------------------------
Maximum Sales Charge      5.75%(2)  None      1.00%      None
(Load) imposed upon
purchases (as a
percentage of offering
price)
 .....................................................................
Maximum Deferred Sales    None(3)   5.00%(4)  1.00%(5)   None
Charge (Load) imposed on
redemptions (as a
percentage of original
purchase price or sale
proceeds, as applicable)

Annual Fund Operating                                Institutional
Expenses                                                Service
(deducted from Fund    Class A   Class B   Class C       Class
assets)                shares    shares    shares       shares
------------------------------------------------------------------
Management Fees        0.80%     0.80%     0.80%      0.80%
 ..................................................................
Distribution and/or    0.25%     1.00%     1.00%      None
Service (12b-1) Fees
 ..................................................................
Other Expenses         0.69%     1.53%     1.53%      0.74%
------------------------------------------------------------------
TOTAL ANNUAL FUND      1.74%     3.33%     3.33%      1.54%
OPERATING EXPENSES
 ..................................................................
Amount of Fee          0.54%     1.38%     1.38%      0.49%
Waiver/ Expense
Reimbursement
------------------------------------------------------------------
NET EXPENSES AFTER     1.20%     1.95%     1.95%      1.05%
WAIVERS(6)

---------------

(1) If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.

(2) As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares -- Buying Shares -- Class A and Class C sales charges" on page 18.

(3) A contingent deferred sales charge (CDSC) of up to 1% may be imposed on certain redemptions of Class A shares purchased without a sales charge.

(4) A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares -- Selling Shares -- Contingent deferred sales charge
    (CDSC) on Class A, Class B and Class C shares" on page 21.

(5) A CDSC of 1% is charged when you sell Class C shares within the first year after purchase.

(6) VMF and the Fund have entered into a written contract limiting operating expenses to those listed in "Net Expenses After Waivers" through February 28, 2002. The Fund is authorized to reimburse VMF for management fees previously waived and/or for the cost of Other Expenses paid by VMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. The Fund's ability to reimburse VMF in this manner only applies to fees paid or reimbursement made by VMF at some time within the first five years from the time the Fund commenced operations.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the costs of this fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and expense waivers for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                              1 year   3 years   5 years   10 years
-------------------------------------------------------------------
Class A Shares                 $690    $1,042    $1,417     $2,467
 ...................................................................
Class B Shares                 $698    $1,196    $1,817     $2,986
 ...................................................................
Class C Shares                 $396    $  987    $1,701     $3,593
 ...................................................................
Institutional Service
Class Shares                   $107    $  438    $  793     $1,793

You would pay the following expenses on the same investment if you did not sell your shares(1):

                               1 year   3 years   5 years   10 years
--------------------------------------------------------------------
Class B Shares                  $198     $896     $1,617     $2,986
 ....................................................................
Class C Shares                  $296     $987     $1,701     $3,593

---------------

(1) Expenses paid on the same investment in Class A and Institutional Service Class shares do not change whether or not you sell your shares.

         FUND SUMMARIES -- NATIONWIDE LARGE CAP VALUE FUND
                           (FORMERLY "PRESTIGE LARGE CAP VALUE FUND")

OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund seeks to maximize total return, consisting of both capital appreciation and current income.

VMF has selected NorthPointe Capital, LLC (NorthPointe) as a subadviser to manage the Fund's portfolio on a day-to-day basis. To achieve its objective, the Fund, under normal circumstances, invests at least 65% of its total assets in equity securities of large capitalization U.S. companies which are traded on major stock exchanges and the over-the-counter markets. The Fund considers large capitalization companies to be those with market capitalizations similar to the companies in The Russell 1000(R) Value Index.(1) As of December 29, 2000, the market capitalizations of companies in The Russell 1000(R) Value Index ranged from $1.6 billion to $520 billion. The market capitalization range for companies in The Russell 1000(R) Value Index is updated annually.

MARKET CAPITALIZATION is a common way to measure the size of a company based on the price of its common stock; it is simply the number of outstanding shares of the company multiplied by the current share price.

The Fund looks for value oriented securities. To do this, the subadviser will begin by identifying securities of large capitalization companies and then evaluating them by comparing the securities to factors which the subadviser believes have predictive performance characteristics. These factors include earnings momentum, price momentum and price to economic value. The subadviser will also seek to minimize the Fund risk by looking for securities which have not surprised the market. The subadviser will consider selling a security if there are more attractive securities available, if the business environment is changing or to control the overall risk of the Fund's portfolio.
---------------

(1) The Russell 1000(R) Value Index is a registered service mark of The Frank Russell Company which does not sponsor and is in no way affiliated with the Fund.

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that a you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the subadviser's ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and the overall stock market may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor value-oriented stocks. Rather, the market could favor growth stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on value-style stocks, performance may at time be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

For more detailed information about the Fund's investments and risks, see "More About the Funds" on page 12.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility -- or variability -- of the Fund's annual total returns over time, and shows that fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

ANNUAL RETURNS -- CLASS A SHARES(1)

[PERFORMANCE CHART-CLASS A SHARES GRAPH]

1999                                               -4.7%
2000                                               15.4%

Best Quarter:       10.62%  2nd qtr of 1999
Worst Quarter:     -12.99%  3rd qtr of 1999
---------------

(1) These annual returns do not include sales charges. If the sales charges were included, the annual returns would be lower than those shown. The performance reflects periods when the Fund's prior subadviser managed the Fund (through February 28, 2001); beginning March 1, 2001, NorthPointe began managing the Fund.

                                                          One      Since
Average annual returns (1) -- as of December 31, 2000     Year     Inception (2)
--------------------------------------------------------------------------------
Class A shares                                             8.77%        4.38%
 ................................................................................
Class B shares                                             9.84%        4.96%
 ................................................................................
Class C shares(3)                                         12.70%        5.78%
 ................................................................................
Institutional Service Class shares                        15.68%        7.45%
 ................................................................................
Russell 1000(R) Value Index(4)                             7.01%       10.57%

---------------

(1) These returns reflect performance after sales charges, if any, and expenses are deducted.

(2) The Fund began operations on November 2, 1998.

(3) These returns include performance of the Fund which was achieved prior to the creation of Class C shares (March 1, 2001), which is the same as the performance shown for the Class B shares through December 31, 2000. The returns have been restated for sales charges but not for fees applicable to Class C shares. Had Class C shares been in existence for the time periods presented, the performance of Class C shares would have been similar as a result of similar expenses.

(4) The Russell 1000(R) Value Index is an unmanaged index of value securities of large U.S. companies included in the Russell 1000(R) Value Index. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual return of this Index would be lower.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund.

                                                                    Institutional
                                                                       Service
        Shareholder Fees(1)           Class A   Class B   Class C       Class
(paid directly from your investment)  shares    shares    shares       shares
---------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed   5.75%(2)  None      1.00%      None
upon purchases (as a percentage of
offering price)
 .................................................................................
Maximum Deferred Sales Charge (Load)  None(3)   5.00%(4)  1.00%(5)   None
imposed on redemptions (as a
percentage of original purchase
price or sale proceeds, as
applicable)
 .................................................................................

                                                              Institutional
                                                                 Service
Annual Fund Operating Expenses  Class A   Class B   Class C       Class
 (deducted from Fund assets)    shares    shares    shares       shares
---------------------------------------------------------------------------
Management Fees                 0.75%     0.75%     0.75%      0.75%
 ...........................................................................
Distribution and/or Service     0.25%     1.00%     1.00%      None
(12b-1) Fees
 ...........................................................................
Other Expenses                  0.77%     1.81%     1.81%      0.89%
---------------------------------------------------------------------------
TOTAL ANNUAL FUND               1.77%     3.56%     3.56%      1.64%
OPERATING EXPENSES
 ...........................................................................
Amount of Fee Waiver/           0.62%     1.66%     1.66%      0.64%
Expense Reimbursement
---------------------------------------------------------------------------
NET EXPENSES AFTER WAIVERS(6)   1.15%     1.90%     1.90%      1.00%

---------------

(1) If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.

(2) As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares -- Buying Shares -- Class A and Class C sales charges" on page 18.

(3) A CDSC of up to 1% may be imposed on certain redemptions of Class A shares purchased without a sales charge.

         Fund Summaries -- Nationwide Large Cap Value Fund
                           (formerly "Prestige Large Cap Value Fund")

(4) A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares -- Selling Shares -- Contingent deferred sales charge
    (CDSC) on Class A, Class B and Class C shares" on page 21.

(5) A CDSC of 1% is charged when you sell Class C shares within the first year after purchase.

(6) VMF and the Fund have entered into a written contract limiting operating expenses to those listed in "Net Expenses After Waivers" through February 28, 2002. The Fund is authorized to reimburse VMF for management fees previously waived and/or for the cost of Other Expenses paid by VMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. The Fund's ability to reimburse VMF in this manner only applies to fees paid or reimbursement made by VMF at some time within the first five years from the time the Fund commenced operations.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and expense waivers for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 year   3 years   5 years   10 years
----------------------------------------------------------------
Class A Shares              $685    $1,043    $1,425     $2,491
 ................................................................
Class B Shares              $693    $1,238    $1,904     $3,118
 ................................................................
Class C Shares              $391    $1,028    $1,787     $3,781
 ................................................................
Institutional Service
Class Shares                $102    $  455    $  831     $1,890

You would pay the following expenses on the same investment if you did not sell your shares(1):

                           1 year   3 years   5 years   10 years
----------------------------------------------------------------
Class B Shares              $193    $  938    $1,704     $3,118
 ................................................................
Class C Shares              $291    $1,028    $1,787     $3,781
 ................................................................

---------------

(1) Expenses paid on the same investment in Class A and Institutional Service Class shares do not change whether or not you sell your shares.

         FUND SUMMARIES -- NATIONWIDE SMALL CAP FUND
(FORMERLY "PRESTIGE SMALL CAP FUND")

OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund seeks long-term capital appreciation. VMF has selected INVESCO, Inc. as subadviser to manage the Fund's portfolio on a day-to-day basis. To achieve its objective, the Fund, under normal circumstances, invests at least 65% of its assets in equity securities of small capitalization companies. The Fund considers small capitalization companies to be those with market capitalization no greater than 110% of the largest company in the Russell 2000(R) Index(1). As of December 31, 2000, the market capitalizations of companies in the Russell 2000(R) Index ranged from $178 million to $1.5 billion. The market capitalization range for companies in the Russell 2000(R)Index is updated annually. The Fund looks at many factors when considering which securities to purchase for the Fund, including measures of Earnings Momentum, Relative Value, Management Action and Price Trend. The Fund sells securities that no longer meet the subadviser's expectations.

MARKET CAPITALIZATION is a common way to measure the size of a company based on the price of its common stock; it is simply the number of outstanding shares of the company multiplied by the current share price.

The Fund may also invest in equity securities of U.S. companies with larger market capitalizations and in foreign securities.
---------------

(1) The Russell 2000(R) Index is a registered service mark of The Frank Russell Company which does not sponsor and is in no way affiliated with the Fund.

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the subadviser's ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and the overall stock market may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

SMALL CAP RISK. The Fund focuses on a more narrow portion of the overall stock market by investing primarily in companies with smaller market capitalizations. These investments in smaller, often newer companies may be riskier than investments in larger, more established companies. The stocks of smaller companies are usually less stable in price and less liquid than stocks of larger companies.

FOREIGN RISK. To the extent the Fund invests in foreign securities, investments in foreign securities involve risks in addition to those of U.S. investments. These risks involve political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement.

For more detailed information about the Fund's investments and risks, see "More About the Funds" on page 12.

         Fund Summaries --  Nationwide Small Cap Fund
(formerly "Prestige Small Cap Fund")

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility -- or variability -- of the Fund's annual total returns over time, and shows that fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

ANNUAL RETURNS -- CLASS A SHARES(1)

[Performance Chart-Class A shares GRAPH]

1999                                         18.62%
2000                                          4.52%

Best Quarter:      17.32%  4th qtr of 1999
Worst Quarter:     -7.61%  1st qtr of 1999
---------------

(1) These annual returns do not include sales charges. If the sales charges were included, the annual returns would be lower than those shown.

                                                         One      Since
Average annual returns -- as of December 31, 2000(1)     Year     Inception(2)
------------------------------------------------------------------------------
Class A shares                                          -1.50%       11.73%
 ..............................................................................
Class B shares                                          -0.84%       13.07%
 ..............................................................................
Class C shares(3)                                        1.92%       13.74%
 ..............................................................................
Institutional Service Class shares                       4.76%       15.04%
 ..............................................................................
Russell 2000(R) Index(4)                                -3.02%       13.44%

---------------

(1) These returns reflect performance after sales charges, if any, and expenses are deducted.

(2) The Fund began operations on November 2, 1998.

(3) These returns include performance of the Fund which was achieved prior to the creation of the Class C shares (March 1, 2001) which is the same as the performance shown for Class B shares through December 31, 2000. The returns have been restated for sales charges but not for fees applicable to Class C shares. Had Class C shares been in existence for the time periods presented, the performance of Class C shares would have been similar as a result of similar expenses.

(4) The Russell 2000(R) Index is an unmanaged index of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual return of this Index would be lower.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund.


                                                        Institutional
Shareholder Fees(1)                                        Service
(paid directly from your  Class A   Class B   Class C       Class
investment)               shares    shares    shares       shares
---------------------------------------------------------------------
Maximum Sales Charge      5.75%(2)  None      1.00%      None
(Load) imposed upon
purchases (as a
percentage of offering
price)
 .....................................................................
Maximum Deferred Sales    None(3)   5.00%(4)  1.00%(5)   None
Charge (Load) imposed on
redemptions (as a
percentage of original
purchase price or sale
proceeds, as applicable)
 .....................................................................
Redemption/ Exchange Fee  1.50%     1.50%     1.50%      1.50%
(as a percentage of
amount redeemed or
exchanged)(6)

Annual Fund Operating                                Institutional
Expenses                                                Service
(deducted from Fund    Class A   Class B   Class C       Class
assets)                shares    shares    shares       shares
------------------------------------------------------------------
Management Fees        0.95%     0.95%     0.95%      0.95%
 ..................................................................
Distribution and/or    0.25%     1.00%     1.00%      None
Service (12b-1) Fees
 ..................................................................
Other Expenses         0.90%     1.87%     1.87%      0.97%
------------------------------------------------------------------
TOTAL ANNUAL FUND      2.10%     3.82%     3.82%      1.92%
OPERATING EXPENSES
 ..................................................................
Amount of Fee          0.75%     1.72%     1.72%      0.72%
Waiver/ Expense
Reimbursement
------------------------------------------------------------------
NET EXPENSES AFTER     1.35%     2.10%     2.10%      1.20%
WAIVERS(7)


---------------

(1) If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.

(2) As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares -- Buying Shares -- Class A and Class C sales charges" on page 18.

(3) A CDSC of up to 1% may be imposed on certain redemptions of Class A shares purchased without a sales charge.

(4) A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares -- Selling Shares -- Contingent deferred sales charge
    (CDSC) on Class A, Class B and Class C shares" on page 21.

(5) A CDSC of 1% is charged when you sell Class C shares within the first year after purchase.


(6)A redemption/exchange fee of 1.50% will be charged for any shares redeemed or exchanged within 90 days after the date they were acquired. This fee does not apply to shares purchased prior to June 18, 2001. Additionally, this fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See "Buying, Selling and Exchanging Fund
   Shares -- Redemption Fees" on page 21 and "Buying, Selling and Exchanging Fund Shares -- Excessive Exchange Activity" on page 24.



(7) VMF and the Fund have entered into a written contract limiting operating expenses to those listed in "Net Expenses After Waivers" through February 28, 2002. The Fund is authorized to reimburse VMF for management fees previously waived and/or for the cost of Other Expenses paid by VMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. The Fund's ability to reimburse VMF in this manner only applies to fees paid or reimbursement made by VMF at some time within the first five years from the time the Fund commenced operations.


EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the costs of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and expense waivers for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 year   3 years   5 years   10 years
----------------------------------------------------------------
Class A Shares              $705    $1,127    $1,574     $2,810
 ................................................................
Class B Shares              $713    $1,309    $2,023     $3,383
 ................................................................
Class C Shares              $411    $1,098    $1,905     $4,005
 ................................................................
Institutional Service
Class Shares                $122    $  533    $  970     $2,185

You would pay the following expenses on the same investment if you did not sell your shares:

                           1 year   3 years   5 years   10 years
----------------------------------------------------------------
Class B Shares              $213    $1,009    $1,823     $3,383
 ................................................................
Class C Shares              $311    $1,098    $1,905     $4,005

---------------

(1) Expenses paid on the same investment in Class A and Institutional Service Class shares do not change whether or not you sell your shares.

         MORE ABOUT THE FUNDS

PRINCIPAL RISKS
SMALL CAP RISK (SMALL CAP FUND). Historically, the securities of small cap companies have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of small companies, the lower degree of liquidity in the markets for such securities, the greater impact caused by changes in investor perception of value, and the greater sensitivity of small cap companies to changing economic conditions. In addition, small cap companies may:

   - Lack depth of management.
   - Lack a proven track record.
   - Be unable to generate funds necessary for growth or development.
   - Be developing or marketing new products or services for which markets are not yet established and may never become established.
   - Market products or services which may become quickly obsolete.
Small cap companies in the technology and biotechnology industries may be subject to abrupt or erratic price movements. Therefore, while small cap companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

FOREIGN RISK (SMALL CAP FUND). Foreign security investing involves special risks not presented by U.S. investing that can increase the chances that the Fund will lose money.

   - COUNTRY. General securities market movements in any country in which a Fund has investments, are likely to affect the value of a Fund's securities that trade in that country. These movements will affect a Fund's share price and a Fund's performance. The political, economic and social structures of some countries in which the Fund invests may be less stable and more volatile than those in the U.S. The risk of investing in these countries include the possibility of the imposition of exchange controls, currency devaluation, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.

   - FOREIGN MARKETS. Because there are generally fewer investors in foreign markets and a smaller number of securities traded each day, it may make it difficult for a Fund to buy and sell certain securities. In addition, prices of foreign securities may go up and down more than prices of securities traded in the U.S. Also, brokerage commissions and other costs of buying and selling securities often are higher in foreign countries than they are in the U.S. This reduces the amount a Fund can earn on its investments.

   - GOVERNMENTAL SUPERVISION AND REGULATION/ACCOUNTING
     STANDARDS. Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. A Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the U.S. does. Other countries may not have laws to protect investors the way that the U.S. securities laws do. Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for a Fund's portfolio manager to completely and accurately determine a company's financial condition.

   - CURRENCY. Some of a Fund's investments may be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what a Fund owns and a Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency. In addition, if the currency in which a Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, a Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends.

RISK ASSOCIATED WITH VALUE STOCKS. (LARGE CAP VALUE) Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. In comparison, a growth stock's price may be more directly linked to market developments than a value stock's price. However, value stocks tend to have higher dividend yields than growth stocks. This means they depend less on price changes for returns. Accordingly, they might not participate in upward market movements, but may be less adversely affected in a down market compared to lower yielding stocks.
The Statement of Additional Information (SAI) contains additional information about the Funds, including the Funds' other investment techniques. To obtain a copy, see the back cover page.

TEMPORARY DEFENSIVE POSITIONS
In response to economic, political or unusual market conditions, each Fund may invest up to 100% of its assets in cash or money market obligations. Should this occur, a Fund may not meet its investment objectives and may miss potential market upswings.

         MANAGEMENT

INVESTMENT ADVISER

Villanova Mutual Fund Capital Trust (VMF), 1200 River Road, Conshohocken, Pennsylvania 19428, manages the investment of the Funds' assets and supervises the daily business affairs of each of the Funds. Subject to the supervision and direction of the Trustees, VMF allocates a Fund's assets among subadvisers and evaluates and monitors the performance of subadvisers. VMF is authorized to select and place portfolio investments on behalf of each Fund; however, VMF does not intend to do so at this time. VMF was organized in 1999, and advises mutual funds. As of December 31, 2000, VMF and its affiliates had approximately $23.3 billion in assets under management.

Each Fund pays VMF a management fee, which is based on the Funds' average daily net assets. The total management fees (including fees paid to subadvisers) paid by the Funds for the fiscal year ended October 31, 2000 -- expressed as a percentage of a Fund's average daily net assets -- were as follows:

                  Fund                             Fee
----------------------------------------------------------------
Large Cap Growth Fund                             0.80%
 ................................................................
Large Cap Value Fund                              0.75%
 ................................................................
Small Cap Fund                                    0.95%

MULTI-MANAGER STRUCTURE

VMF and the Trust have received from the Securities and Exchange Commission an exemptive order for a multi-manager structure that allows VMF to hire, replace or terminate a subadviser (except hiring a subadviser which is an affiliate of VMF) without the approval of shareholders. The order also allows VMF to revise a subadvisory agreement with a non-affiliate subadviser with Trustee approval but without shareholder approval. Currently, the Large Cap Value Fund is subadvised by NorthPointe, an affiliate of VMF. If a new non-affiliate subadviser is hired for this Fund or either of the other Funds, shareholders will receive information about the new subadviser within 90 days of the change. The order allows the Funds to operate more efficiently and with greater flexibility.

VMF provides the following oversight and evaluation services to the Funds:

  - performing initial due diligence on prospective subadvisers for a Fund.

  - monitoring the performance of the subadvisers through ongoing analysis, as well as periodic consultations.

  - communicating performance expectations and evaluations to the subadvisers.

  - ultimately recommending to the Board of Trustees whether a subadviser's contract should be renewed, modified or terminated.

VMF does not expect to recommend frequent changes of subadvisers. VMF will periodically provide written reports to the Board of Trustees regarding the results of its evaluation and monitoring functions. Although VMF will monitor the performance of the subadvisers, there is no certainty that any subadviser or the Funds will obtain favorable results at any given time.

SUBADVISERS

Subject to the supervisions of VMF and the Trustees, a subadviser will manage a Fund's assets in accordance with the Fund's investment objective and strategies. With regard to the portion of a Fund's assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

The following are the subadvisers for each Fund:

LARGE CAP GROWTH FUND -- GOLDMAN SACHS ASSET MANAGEMENT

Goldman Sachs Asset Management (GSAM), a unit of the Investment Management Division (IMD) of Goldman, Sachs & Co. (Goldman Sachs), which was established September 1, 1999, serves as Subadviser to the Large Cap Growth Fund. Goldman Sachs registered with the Securities and Exchange Commission as an investment adviser in 1981. The Goldman Sachs Group, LP., which controlled the Subadviser, merged into The Goldman Sachs Group Inc. as a result of an initial public offering. As of December 31, 2000, GSAM, along with other units of IMD have assets under management of $281.7 billion. GSAM is located at 32 Oldslip, 24th Floor, New York, New York 10005.

In performing its investment advisory services, GSAM, although responsible for the management of the Fund, is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, GSAM will have access to the research of Goldman Sachs, as well as certain proprietary technical models developed by Goldman Sachs, and may apply quantitative and qualitative analysis in determining the appropriate allocations among the categories of issuers and types of securities.

PORTFOLIO MANAGERS. Robert C. Jones, Managing Director, Victor H. Pinter, Vice President, and Melissa Brown, Managing Director are the portfolio managers for the Large Cap Growth Fund. Mr. Jones joined GSAM as a portfolio manager in 1989.

Mr. Pinter joined GSAM in 1990 and become a portfolio manager in 1992. Ms. Brown joined GSAM in 1998. From 1984 to 1998, she was the director of Quantitative Equity Research and served on the Investment Policy Committee at Prudential Securities.

NATIONWIDE LARGE CAP VALUE FUND -- NORTHPOINTE CAPITAL, LLC

NorthPointe, 101 West Big Beaver, Suite 1125, Troy, Michigan 48084 is the subadviser for the Large Cap Value Fund. NorthPointe was organized in 1999 and manages the Fund, as well as institutional accounts. Prior to March 1, 2001, the Nationwide Large Cap Value Fund was managed by Brinson Partners, Inc.

PORTFOLIO MANAGERS. Peter James Cahill is the lead portfolio manager of the Nationwide Large Cap Value Fund. He will be assisted by Jeffrey C. Petherick and Mary C. Champagne in the Fund's management. Mr. Cahill joined NorthPointe in January 2000. He was with Loomis, Sayles & Company L.P. from May 1997 to January 2000 as a quantitative researcher. Prior to May 1997, Mr. Cahill was a quantitative researcher for Bank of America.

Mr. Petherick and Ms. Champagne joined NorthPointe in January 2000, and currently co-manage several Nationwide Funds. Between June 1995 and January 2000, they co-managed institutional and retail small cap value equity investments at Loomis, Sayles & Company, L.P., including the Loomis Sayles Small Cap Value Fund.

SMALL CAP FUND -- INVESCO, INC.

INVESCO, which has been a registered investment adviser since 1998, provides portfolio management for the Small Cap Fund, including making investment decisions and placing purchase and sell order for securities. As of December 31, 2000, INVESCO managed approximately $93 billion in investments for corporate and institutional clients, as well as other investment companies. INVESCO is located at 101 Federal Street, 8th Floor, Boston, Massachusetts 02110.

INVESCO is a part of a global investment organization, AMVESCAP plc. AMVESCAP plc is a public-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis. AMVESCAP plc managed approximately $402.4 billion as of December 31, 2000, through specialized investment management teams dedicated to clients and financial markets in their region of the world.

PORTFOLIO MANAGERS. The Small Cap Fund is managed by INVESCO's Structured Products Group, which is comprised of 23 investment professionals who have an average of 15 years of industry experience. No individual member of the Structured Products Team is primarily responsible for making recommendations regarding portfolio purchases.

         BUYING, SELLING AND EXCHANGING FUND SHARES

CHOOSING A SHARE CLASS

As noted in the Fund Summaries, each Fund offers four different share classes to give investors different price and cost options. Class A, Class B and Class C shares of the Funds are available to all investors; Institutional Service Class shares are available to a limited group of investors.

The following sales charges will generally apply:

  Front-end Sales Charge when you purchase:

     Class A shares

     Class C shares

  Contingent Deferred Sales Charge (CDSC)(1):

     Class B shares if you sell your shares within six years of purchase

     Class C shares if you sell your shares within one year of purchase

  No Sales Charges on Institutional Service Class Shares


Sales charges are paid to the Funds' distributor (the Distributor) which either retains them or pays them to a selling representative. Nationwide Advisory Services, Inc. is currently the Distributor. It is anticipated that on or before October 1, 2001, Villanova Distribution Services, Inc. will become the Funds' Distributor.


Class A, Class B and Class C shares pay distribution and/or service fees under a Distribution Plan. These fees are either retained by the Distributor or paid by the Distributor to brokers for distribution and shareholder services.

Class A and Institutional Service Class shares may also pay administrative service fees. These fees are paid to brokers and other entities who provide administrative support services to the beneficial owners of Class A and Institutional Service Class shares.


If you want lower annual fund expenses, Class A shares (and Institutional Service Class shares if you are eligible to purchase them) may be right for you, particularly if you qualify for a reduction or waiver of front-end sales charges. If you do not want to pay an up-front sales charge, and you anticipate holding your shares for the long term, Class B shares may be more appropriate. If you wish to pay a lower up-front sales charge than you would for Class A shares and are uncertain as to how long you may hold your shares, Class C shares may be right for you. The Funds reserve the right to reject an order of $250,000 or more for Class B shares or $1,000,000 or more for Class C shares and an order for Class B shares for Individual Retirement Accounts (IRA accounts) for shareholders 70 1/2 years old and older.


WHEN CHOOSING A SHARE CLASS, CONSIDER THE FOLLOWING:


            Class A shares                             Class B shares                             Class C shares
-----------------------------------------------------------------------------------------------------------------------------
Front-end sales charge means that a        No front-end sales charge, so your full    Front-end sales charge means that a
portion of your initial investment goes    investment immediately goes toward         portion of your initial investment goes
toward the sales charge, and is not        buying shares                              toward the sales charge and is not
invested                                                                              invested. Front-end sales charge on
                                                                                      Class C is lower than Class A
 .............................................................................................................................
Reductions and waivers of the sales        No reductions of the CDSC available,       Like Class B shares, no reductions of
charge available                           but waivers available                      the CDSC are available, but waivers are
                                                                                      available
 .............................................................................................................................
Lower expenses than Class B and Class C    Higher distribution and service fees       Higher distribution and service fees
shares mean higher dividends per share     than Class A shares mean higher fund       than Class A shares mean higher fund
                                           expenses and lower dividends per share     expenses and lower dividends per share
 .............................................................................................................................
Conversion features are not applicable     After seven years, Class B shares          Unlike Class B shares, Class C shares
                                           convert into Class A shares, which         do not automatically convert into
                                           reduces your future fund expenses          another class
 .............................................................................................................................
No sales charge when shares are sold       CDSC if shares are sold within six         CDSC of 1% is applicable if shares are
back to the Fund(1)                        years: 5% in the first year, 4% in the     sold in the first year after purchase
                                           second, 3% in the third and fourth
                                           years, 2% in the fifth, and 1% in the
                                           sixth year
 .............................................................................................................................
No maximum investment limit                Investments of $250,000 or more may be     Investments of $1,000,000 or more may
                                           rejected(2)                                be rejected(3)


---------------

 (1) A CDSC of up to 1% may be charged on certain redemptions of Class A shares purchased without a sales charge.

 (2) This limit was calculated based on a seven year long holding period.

 (3) This limit was calculated based on a one year holding period.

For investors who are eligible to purchase Institutional Service Class shares, the purchase of such shares will be preferable to purchasing Class A, Class B or Class C shares.
 WHO CAN BUY INSTITUTIONAL SERVICE CLASS SHARES

 The Institutional Service Class shares are available for purchase only by the following:
   - retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and roll-over individual retirement accounts from such plans
   - tax-exempt employee benefit plans for which third party administrators provide recordkeeping services and are compensated by the Fund for such services
   - a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing Institutional Service Class shares, where the investment is part of a program that collects an administrative service fee
   - registered investment advisers investing on behalf of institutions and high net-worth individuals where the adviser is compensated by the Fund for services it provides
   - life insurance separate accounts to fund the benefits of variable annuity contracts issued to governmental entities as an investment option under their deferred compensation plans as defined under Section 457 of the Internal Revenue Code (the Code) or qualified plans adopted pursuant to
     Section 401(a) of the Code.

BUYING SHARES

PURCHASE PRICE. The purchase or "offering" price of each share of a Fund is its "net asset value" (NAV) next determined after the order is received, plus any applicable sales charge. A separate NAV is calculated for each class of a Fund. Generally, the NAV is based on the market value of the securities owned by the Fund less its liabilities. The NAV for a class is determined by dividing the total market value of the securities owned by a Fund, allocable to such class, less liabilities allocated to that class, by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

MINIMUM INVESTMENTS --
CLASS A, CLASS B AND CLASS C SHARES
To open an account (per Fund)                                             $1,000
 ................................................................................
Through the Automatic Asset
Accumulation plan per transaction                                            $25
 ................................................................................
Additional investments (per Fund)                                           $100
 ................................................................................
MINIMUM INVESTMENT --
INSTITUTIONAL SERVICE CLASS SHARES
To open an account (per Fund)                                            $50,000
 ................................................................................
Additional investments                                                      None

------------------------------------
If you purchase shares through an account at a broker, different minimum account requirements may apply. These minimum investment requirements do not apply to certain retirement plans or omnibus accounts. Call 1-800-848-0920 for more information.


The Funds do not calculate NAV on the following days:

  - New Year's Day
  - Martin Luther King, Jr. Day
  - Presidents' Day
  - Good Friday
  - Memorial Day
  - Independence Day
  - Labor Day
  - Thanksgiving Day
  - Christmas Day
  - Other days when the New York Stock Exchange is not open.

Each Fund reserves the right not to determine an NAV when:

  - It has not received any orders to purchase, sell or exchange shares.
  - Changes in the value of that Fund's portfolio do not affect the NAV.

         Buying, Selling and Exchanging Fund Shares

If current prices are not available for a security, or if Villanova SA Capital Trust (VSA), as the Fund's administrator, or its agent, determines a price does not represent fair value, a Fund's investments may be valued at fair value in accordance with procedures adopted by the Board of Trustees. To the extent that a Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

IN-KIND PURCHASES. The Funds reserve the right to accept payment for shares in the form of securities that are permissible investments for the Funds.

CLASS A AND CLASS C SALES CHARGES

CLASS A SHARES

The chart below shows the Class A sales charges, which decrease as the amount of your investment increases.

                                                      Sales charge
                                     Sales charge       as % of
                                       as % of           amount
Amount of purchase                  offering price      invested
------------------------------------------------------------------
Less than $50,000                   5.75%             6.10%
 ..................................................................
$50,000 to $99,999                  4.50              4.71
 ..................................................................
$100,000 to $249,999                3.50              3.63
 ..................................................................
$250,000 to $499,999                2.50              2.56
 ..................................................................
$500,000 to $999,999                2.00              2.04
 ..................................................................
$1 million to $24,999,999           0.50              0.50
 ..................................................................
$25 million or more                 0.25              0.25

CLASS C SHARES

Sales of Class C shares will be charged a sales charge of 1.00% of the offering price (1.01% of the amount invested).

CLASS A FINDERS' FEES

For certain sales of Class A shares at net asset value to employer sponsored retirement plans (other than those investing in the Funds through a variable insurance product), which are subject to CDSC as described below, the Funds will pay a finder's fee to the dealer at the time of purchase. For the dealer to be eligible for the finder's fee, the following requirements apply:
  - The purchase of shares must be made by one employer-sponsored retirement plan within a twelve month period from the initial purchase of any Nationwide Mutual Funds (Nationwide Funds) Class A shares;
  - The purchase can be made in any combination of Nationwide Funds; and
  - The employer sponsored plan will be subject to a CDSC for shares redeemed in any employer initiated redemption within the first three years of purchase (the applicable CDSC will be charged as described below).
If these conditions are met, a finder's fee will be paid on the purchase at the following rates:

     - 1.00% for sales of the Nationwide Funds of $1 million and more but less than $3 million.

     - 0.50% for sales of the Nationwide Funds of $3 million and more but less than $50 million.

     - 0.25% for sales of the Nationwide Funds of $50 million or more.

REDUCTION AND WAIVER OF CLASS A SALES CHARGES

Shareholders can reduce or eliminate Class A shares' initial sales charge through one or more of the discounts described below:

  - AN INCREASE IN THE AMOUNT OF YOUR INVESTMENT. The table above shows how the sales charge decreases as the amount of your investment increases.

  - FAMILY MEMBER DISCOUNT. Members of your family who live at the same address can combine investments in the Nationwide Funds (except purchases of the Nationwide Money Market Fund), possibly reducing the sales charge.

  - LIFETIME ADDITIONAL DISCOUNT. You can add the value of any of the Nationwide Funds Class A shares you already own (except the Nationwide Money Market Fund) with the value of the shares you are purchasing, which may reduce the applicable sales charge.

  - INSURANCE PROCEEDS OR BENEFITS DISCOUNT PRIVILEGE. If you use the proceeds of an insurance policy issued by any member of Nationwide Insurance to purchase Class A shares, you will pay one-half of the published sales charge if you make your investment 60 days after receiving the proceeds.

  - NO SALES CHARGE ON A REPURCHASE. If you sell Fund shares from your account, we allow you a one-time privilege to reinvest some or all of the proceeds in shares of the same class. You will not pay a sales charge on Class A shares that you buy within 30 days of selling Class A shares of an equal or lesser amount if you have already paid a sales charge. Remember, if you realize a gain on your sale of shares, the transaction is taxable and reinvestment will not affect the amount of capital gains tax that is due. If you realize a loss on your sale and you reinvest, some or all of the loss may not be allowed as a tax deduction depending on the amount you reinvest.

  - LETTER OF INTENT DISCOUNT. State in writing that during a 13-month period you or a group of family members who live at the same address will purchase or hold at least $50,000 in Class A shares (excluding the Nationwide Money Market Fund) and your sales charge will be based on the total amount you intend to invest. The letter may be backdated up to 90 days to include previous purchases for determining your sales charge. Your Letter of Intent is not a binding obligation to buy shares of the Fund; it is merely a statement of intent. Call 1-800-848-0920 for more information.

WAIVER OF CLASS A SALES CHARGES

The Class A sales charges will be waived for the following purchasers:

  - Any person purchasing through an account with an unaffiliated brokerage firm that has an agreement with the Distributor to waive sales charges for those persons.
  - Directors, officers, full-time employees, sales representatives and their employees or any investment advisory clients of a broker-dealer having a dealer/selling agreement with the Distributor.

  - Any person who pays for the shares with the proceeds of one of the following:


     - Sales of non-Nationwide mutual fund shares


     - Sales of Class D shares of a Nationwide fund if the new fund purchased does not have Class D shares and Class A shares are purchased instead


    To qualify, (1) you must have paid an initial sales charge or CDSC on the shares sold, (2) you must purchase the new shares within 60 days of the redemption, and (3) you must request the waiver when you purchase the new shares (the Funds may require evidence that you qualify for this waiver).

  - Employer-sponsored retirement plans, including pension, profit sharing or deferred compensation plans which are qualified under sections 401(a), 403(b) or 457 of the Internal Revenue Code.
  - Trustees and retired Trustees of Nationwide Funds (including its predecessor Trusts).
  - Directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sales representatives, their spouses, children or immediate relatives (including mother, father, brothers, sisters, grandparents and grandchildren) and immediate relatives of deceased employees of any member of Nationwide Insurance and Nationwide Financial companies, or any investment advisory clients of VMF, VSA and their affiliates.

  - Directors, officers, full-time employees, their spouses, children or immediate relatives and immediate relatives of deceased employees of any sponsor group which may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time (including, but not limited to, Farmland Industries, Inc., Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farm Bureau, California Farm Bureau Federation, CHS Cooperatives and Southern States Cooperatives, Inc.).


Additional investors eligible for sales charge waivers may be found in the SAI.

CONVERSION OF CLASS B SHARES

After you have held your Class B shares for seven years, we will automatically convert them into Class A shares (without charge), which carry the lower 12b-1 fee. We will also convert any Class B shares that you purchased with reinvested dividends and other distributions for those shares at that time. Remember, because the NAV of Class A shares is usually higher than the NAV of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted, but the total dollar value will be the same. We do the conversion on the first business day of the month following the seventh anniversary of the date of your purchase.

HOW TO PLACE YOUR PURCHASE ORDER

If you wish to purchase Class A, Class B or Class C shares, you may purchase them using one of the methods described below. When you buy shares, be sure to specify the class of shares. If you don't choose a class, your investment will be made in Class A shares. Eligible entities wishing to purchase

         Buying, Selling and Exchanging Fund Shares

Institutional Service Class shares should contact Customer Service at 1-800-848-0920 for information regarding such purchases.

BY MAIL. Complete and mail the application with a check or money order made payable to; Nationwide Mutual Funds, P.O. Box 1492, Columbus, Ohio 43216-1492. Payment must be made in U.S. dollars only and drawn on a U.S. bank. The Funds will not accept third-party checks.

BY WIRE. You can request that your bank transmit funds (federal funds) by wire to the Funds' custodian bank. In order to use this method, you must call Customer Service at 1-800-848-0920 by 4 p.m. Eastern Time, and the wire must be received by the custodian bank by the close of business on the day you placed your order or your order will be cancelled. You may be liable for any loss to a Fund resulting from the cancellation. Please note that your bank may charge a fee to wire funds. If you choose this method to open your account, you must call our toll-free number before you wire your investment, and you must then complete and fax the application.

BY TELEPHONE (NATIONWIDE FUNDS NOW). Call 1-800-637-0012, our automated voice-response system, 24 hours a day, seven days a week, for easy access to mutual fund information. You can choose from a menu of choices to conduct transactions and hear Fund price information, mailing and wiring instructions and other mutual fund information. You must complete the appropriate section of the application to use Nationwide Funds NOW to make purchases.

THROUGH AN AUTHORIZED BROKER. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds. If you purchase through such a broker, your order will be priced at the NAV next determined after your broker or its designated intermediary accepts it. Contact your broker to determine whether it has an established relationship with the Distributor.

ON-LINE. Log on to our website www.nationwidefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can download a Fund prospectus or receive information on all of our Funds as well as your own personal accounts. You may also perform transactions, such as purchases, redemptions and exchanges. The Funds may terminate the ability to buy Fund shares on this website at any time, in which case you may continue to buy shares by mail, wire, telephone or through an authorized broker as described in this Prospectus.

ADDITIONAL SHAREHOLDER SERVICES

Shareholders are entitled to a wide variety of services by contacting:

NATIONWIDE FUNDS NOW                                              1-800-637-0012

Our customized voice-response system, available 24 hours a day, seven days a week

CUSTOMER SERVICE                                                  1-800-848-0920

Representatives are available to answer questions between 8 a.m. and 5 p.m. Eastern Time. (Monday through Friday, except Thursday, when representatives are available between 9:30 a.m. and 5 p.m. Eastern Time.)

For additional information on buying shares and shareholder services, call our Customer Service or contact your sales representative.

SELLING SHARES

You can sell or, in other words, redeem your shares of the Funds at any time, subject to certain restrictions described below. The price you will receive when you sell your shares will be the NAV (less any applicable sales charges) next determined after the Fund receives your properly completed order to sell in their offices in Columbus, Ohio. Of course, the value of the shares you sell may be worth more or less than their original purchase price depending upon the market value of a Fund's investments at the time of the sale.

Properly completed orders contain all necessary paperwork to authorize and complete the transaction. The Funds may require all account holder signatures, updated account registration and bank account information and, depending on circumstances, a signature guarantee.


Generally, we will pay you for the shares that you sell within three days after receiving your order to sell. Payment for shares you recently purchased by check may be delayed until the check clears, which may take up to 10 business days from the date of your purchase.


A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect the Fund.

Under extraordinary circumstances a Fund may elect to honor your redemption request by transferring some of the securities held by the Fund directly to you. For more information about a Fund's ability to make such a redemption in kind, see the SAI.

RESTRICTIONS ON SALES

You may not be able to sell your shares of a Fund or a Fund may delay paying you the proceeds from a sale when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if an emergency exists.

SIGNATURE GUARANTEE -- CLASS A, CLASS B AND CLASS C SHARES

A signature guarantee is required under the following circumstances:
  - if your account address has changed within the last 10 business days, or
  - if the redemption check is made payable to anyone other than the registered shareholder, or
  - if the proceeds are sent to a bank account not previously designated or changed within the past 10 business days, or
  - if the proceeds are mailed to any address other than the address of record, or
  - if the redemption proceeds are being wired to a bank for which instructions are currently not on your account.
The Distributor reserves the right to require a signature guarantee in other circumstances, without notice.

CONTINGENT DEFERRED SALES CHARGE (CDSC) ON CLASS A, CLASS B AND CLASS C SHARES

You must pay a CDSC if you sell Class B shares within six years of purchase, unless you are entitled to a waiver. The sales charge applies if your sale causes the value of Class B shares in your account to fall below the total amount of all purchases of Class B shares you made during the preceding six years. The sales charge is applied to your original purchase price, or the current market value of the shares being sold, whichever is less. The amount of the sales charge will decrease as illustrated in the following chart:

                        1       2       3       4       5       6           7
     Sale within       year   years   years   years   years   years   years or more
-----------------------------------------------------------------------------------
Sales charge            5%      4%      3%      3%      2%      1%          0%

All purchases during the month are grouped together and will be treated as if made on the last day of the preceding month.

Under certain circumstances, employer-sponsored retirement plans investing in Class A shares without a sales charge and for which a finder's fee has been paid (other than those investing in the Fund through variable insurance products) may be charged a CDSC if shares are redeemed within three years after purchase. The CDSC will be 1% for the first year, 0.50% for the second year and 0.25% for the third year.

With respect to Class C shares, you must pay a CDSC of 1% if you sell your Class C shares within the first year after you purchased them.

We do not impose a CDSC on Class A, Class B or Class C shares purchased through reinvested dividends and distributions. If you sell your Class B or Class C shares and reinvest the proceeds in Class B or Class C shares within 30 days, the Funds will deposit an amount equal to any CDSC you paid into your account. We will also waive the CDSC on Class B or Class C shares if you sell shares following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder's death or a determination of disability and for mandatory withdrawals from IRA accounts after age 70 1/2 years. For more information, see the SAI.


REDEMPTION FEES



The Nationwide Small Cap Fund will assess a redemption fee of 1.50% of the total redemption amount if you sell your shares (of any class) after holding them for less than 90 days. The redemption fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. The redemption fee will only apply to shares purchased after June 18, 2001. This redemption fee is in addition to any contingent deferred sales charges that may be applicable at the time of sale. The redemption fee may not apply in certain circumstances, such as redemptions of shares held in certain omnibus accounts or retirement plans that cannot implement the redemption fee. The fee does not apply to shares purchased through reinvested dividends or capital gains.

         Buying, Selling and Exchanging Fund Shares

HOW TO PLACE YOUR SALE ORDER

You can request the sale of your Class A, Class B or Class C shares in any of the ways described below. A signature guarantee may be required under certain circumstances. Please refer back to the section above entitled "Signature guarantee -- Class A, Class B and Class C shares". Eligible entities wishing to sell Institutional Service Class shares should contact the Distributor at 1-800-848-0920 for information regarding such sales.

BY TELEPHONE (NATIONWIDE FUNDS NOW). Calling 1-800-637-0012 connects you to our automated voice-response system, available 24 hours a day, seven days a week, for easy access to mutual fund information. You can sell shares and have the check mailed to your address of record, unless you declined this option on your application. Only the following types of accounts can use Nationwide Funds NOW to sell shares: Individual, Joint, Transfer on Death, Trust, and Uniform Gift/ Transfer to Minor accounts. You can call 1-800-637-0012 after 7 p.m. Eastern Time to learn the day's closing share price.

CAPITAL GAINS TAXES
If you sell Fund shares for more than you paid for them, you may have capital gains, which are subject to federal (and in some cases, state) income tax. For more information, see "Distributions and Taxes -- Selling Fund Shares" on page 25.

THROUGH OUR CUSTOMER SERVICE LINE. Unless you declined the telephone redemption privilege on your application, you can call and request that a check payable to the shareholder of record can be mailed to the address of record. You can sell shares of your IRA by telephone if we receive the proper forms. The distribution from an IRA will be subject to a mandatory 10% federal withholding tax, unless you inform us in writing not to withhold taxes. For additional information or to request the forms, please call the Customer Service line at 1-800-848-0920. The Funds will use procedures to confirm that telephone instructions are genuine. If a Fund acts on instructions it reasonably believed were genuine, it will not be liable for any loss, injury, damage or expense that occurs as a result, and the Fund will be held harmless for any loss, claims or liability arising from its compliance with the instructions. The Funds may record telephone instructions to sell shares. The Funds reserve the right to revoke this privilege at any time, without notice to shareholders, and to request the sale in writing, signed by all shareholders on the account.

BY BANK WIRE. The Funds can wire the funds directly to your account at a commercial bank (a voided check must be attached to your application) unless you declined telephone privileges on your application. (This authorization will remain in effect until you give the appropriate Fund written notice of its termination.) Your proceeds will be wired to your bank on the next business day after your order to sell shares has been processed. We will deduct a $20 fee from the proceeds of your sale for this service. Your financial institution may also charge you a fee for receiving the wire. Funds sent outside the U.S. may be subject to a higher fee.

BY AUTOMATED CLEARING HOUSE (ACH). Your funds can be sent to your bank via ACH on the second business day after your order to sell has been received by the Funds. Funds sent through ACH should reach your bank in two business days. There is no fee for this service. (This authorization will remain in effect until you give the appropriate Fund written notice of its termination.)

BY MAIL OR FAX. Write a letter to Nationwide Mutual Funds, P.O. Box 1492, Columbus, Ohio 43216-1492 or fax it to 614-428-3278. Please be sure your letter is signed by all account owners. Be sure to include your account number and the Fund from which you wish to make a redemption. For a distribution from an IRA, you must include your date of birth and indicate whether or not you want the Funds to withhold federal income tax from your proceeds. Your sale of shares will be processed on the date the Fund receives your signed letter or fax. If your fax is received after 4 p.m. Eastern Time, it will be processed the next business day. The Funds reserve the right to require the original document if you fax your letter.

THROUGH AN AUTHORIZED BROKER. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds. If you have an account with such a broker, your redemption order will be priced at the NAV next determined after your order has been accepted by your broker or its designated intermediary. Your broker or financial intermediary may charge a fee for this service.

ON-LINE. Log on to our website, www.nationwidefunds.com, 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can receive information on all of our funds by downloading a prospectus or using other methods as well as information concerning your own personal accounts on-line. You may also perform transactions, such as purchases, redemptions and exchanges. The Funds may terminate the ability to sell Fund shares on this website at any time, in which case you may continue to sell shares by mail, wire, telephone or through an authorized broker as described in this Prospectus.

ACCOUNTS WITH LOW BALANCES -- CLASS A, CLASS B AND CLASS C SHARES.

We may sell the rest of your shares and close your account if you make a sale that reduces the value of your account to less than $250. Before the account is closed, we will give you notice and allow you 90 days to purchase additional shares to avoid this action. We do this because of the high cost of maintaining small accounts. This does not apply to Automatic Asset Accumulation accounts.

For additional information on selling your shares, call our Customer Service line at 1-800-848-0920 or contact your sales representative.

DISTRIBUTION PLAN

In addition to the sales charges which you may pay for Class A, Class B and Class C shares, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits the Class A, Class B and Class C shares of the Funds to compensate the Distributor for expenses associated with distributing such shares and providing shareholder services.

DISTRIBUTION AND SERVICE FEES

Under the Distribution Plan, Class A, Class B and Class C shares of a Fund pays the Distributor compensation which is accrued daily and paid monthly. Each Fund shall pay amounts not exceeding an annual amount of:

           CLASS                 AS A % OF DAILY NET ASSETS
----------------------------------------------------------------
Class A shares               0.25% (distribution or service fee)
 ................................................................
Class B shares               1.00% (0.25% service fee)
 ................................................................
Class C shares               1.00% (distribution or service fee)

Institutional Service Shares pay no 12b-1 fees.

Because these fees are paid out of the Funds' assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

EXCHANGING SHARES

You can exchange the shares you own for shares of another fund within Nationwide Funds (except the Morley Capital Accumulation Fund) so long as they are the same class of shares, both accounts have the same owner, and your first purchase in the new fund meets the fund's minimum investment requirement. For example, you can exchange Class A shares of any one of the funds for Class A shares of any other fund within the Nationwide Funds, but you can not exchange Class A shares for Class B shares, Class C shares or Institutional Service Class shares.

CAPITAL GAINS TAXES
Exchanging shares is considered a sale and purchase of shares for federal and state income tax purposes. Therefore, if the shares you exchange are worth more than you paid for them, you may have to pay federal and/or state income taxes. For more information, see "Distributions and Taxes -- Exchanging Fund Shares" on page 25.


Generally, there is no sales charge for exchanges of Class B shares, Class C or Institutional Service Class shares. However, if your exchange involves certain Class A shares, you may have to pay the difference between the sales charge if a higher sales charge applies to the fund into which you are exchanging. If you exchange Prime Shares of the Nationwide Money Market Fund into another fund, you must pay the applicable sales charge, unless it has already been paid prior to an exchange into the Money Market Fund. Exchanges into the Prime Shares of the Money Market Fund are only permitted from Class A, Class B and Institutional Service Class shares of the Funds. If you exchange Class B shares (or certain Class A shares subject to a CDSC) for Prime Shares of the Money Market Fund, the time you hold the shares in the Money Market Fund will not be counted for purposes of calculating any CDSC. As a result, if you then sell your Prime Shares of the Money Market Fund, you will pay the sales charge that would have been charged if the initial Class B (or certain Class A) shares had been sold at the time they were originally exchanged into the Money Market Fund. If you exchange your Prime Shares of the Money Market Fund back into Class B (or certain Class A) shares, the time you hold Class B (or Class A) shares prior to the exchange will be counted for purposes of calculating the CDSC. Class C shares cannot be exchanged into Prime Shares of the Money Market Fund; therefore, you will pay any applicable CDSC at the time you redeem Class C shares and purchase Prime Shares of the Money Market Fund shares.

         Buying, Selling and Exchanging Fund Shares

The Board of Trustees has approved holding a shareholder meeting for the Prestige Balanced and Prestige International Funds; at the meeting, shareholders of each of these funds will be asked to approve its liquidation. Because it is anticipated that these funds will be liquidated shortly after shareholder approval is obtained, beginning March 1, 2001, you may no longer exchange into the Prestige Balanced or Prestige International Funds.

HOW TO PLACE YOUR EXCHANGE ORDER

You can request an exchange of shares in writing, by fax, by phone, or by on-line access (see "Buying Shares -- How to place your purchase order" on page 19 or the back cover for contact information). If you make your request in writing, please be sure all account owners sign the letter. Your exchange will be processed on the date the Fund receives your signed letter or fax. If your fax is received after 4 p.m. Eastern Time, it will be processed the next day. If you fax your request, we reserve the right to ask for the original. You can automatically request an exchange 24 hours a day, seven days a week, by calling Nationwide Funds NOW, our automated voice-response system, or by logging on to our website at www.nationwidefunds.com. You will have automatic exchange privileges unless you decline this option on your application. The Trust reserves the right to amend or discontinue these exchange privileges upon 60 days written notice to shareholders.

EXCESSIVE EXCHANGE ACTIVITY


The Trust reserves the right to reject any exchange request it believes will increase transaction costs, or otherwise adversely affect other shareholders. Exchanges out of a Fund may be limited to 12 exchanges within a one year period or 1% of the Fund's NAV. In addition, each of the following Nationwide funds (including the Nationwide Small Cap Fund) may assess the fee listed below on the total value of shares that are redeemed from, or exchanged out of, that fund into another Nationwide fund if you have held those shares for less than 90 days (30 days for the Gartmore Growth 20 Fund):



                    FUND                      EXCHANGE FEE
----------------------------------------------------------
Gartmore Emerging Markets Fund                    2.00%
Gartmore International Growth Fund                2.00%
Gartmore International Small Cap Growth Fund      2.00%
Gartmore Global Leaders Fund                      2.00%
Gartmore Global Technology and
  Communications Fund                             2.00%
Gartmore Growth 20 Fund                           2.00%
Gartmore Millennium Growth Fund                   1.50%
Gartmore Value Opportunities Fund                 1.50%
Nationwide Small Cap Fund                         1.50%



The exchange fee is paid directly to the applicable fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether the exchange fee applies, the shares that were held the longest will be redeemed first. The exchange fee will only apply to shares of the applicable funds purchased, or exchanged for, after June 18, 2001. The exchange fee may not apply in certain circumstances, such as exchanges of shares held in certain omnibus accounts or retirement plans that cannot implement the exchange fee. The fee does not apply to shares purchased through reinvested dividends or capital gains.

         DISTRIBUTIONS AND TAXES
The following information is provided to help you understand the income and capital gains you can earn when owning Fund shares, as well as the federal taxes you may have to pay on this income. For tax advice regarding your personal tax situation, please speak with your tax adviser.

DISTRIBUTIONS OF INCOME DIVIDENDS
Each quarter, each Fund distributes any available income dividends to shareholders. Income dividends are taxable to you as ordinary income for federal income tax purposes, unless you hold your shares in a qualified tax-deferred plan or account, or are otherwise not subject to federal income tax. The amount of income dividends distributed to you will be reported in a Form 1099, which we will send to you during the tax season each year (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). For corporate shareholders, a portion of each year's distributions may be eligible for the corporate dividend-received deduction.

DISTRIBUTIONS OF CAPITAL GAINS

If a Fund has net realized capital gains at the end of the calendar year (meaning the gains from sales of securities exceed any losses from sales), it will distribute this capital gain to shareholders annually. You must pay federal income taxes on any capital gains distributed to you, unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax. On Form 1099, we will report the amount of net short-term capital gains and net long-term capital gains distributed to you during the year. Currently, for individuals, long-term capital gains are taxed at a maximum rate of 20%; short-term capital gains are taxed as ordinary income, such as interest or dividends. For more information regarding capital gains tax rates, speak with your tax adviser.

REINVESTING DISTRIBUTIONS

All income and capital gains distributions will be reinvested in shares of the applicable Fund. You may request a payment in cash in writing if distributions are in excess of $5. You may be subject to tax on reinvested distributions. If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund as of the cancellation date. No interest is paid during the time the check is outstanding.

CHANGING YOUR DISTRIBUTION OPTION
If you want to change your distribution option, you must notify us by the record date for a dividend or distribution in order for it to be effective for that dividend or distribution.


You may be subject to federal backup withholding at a rate of 31% of each distribution unless you certify that the taxpayer identification number you gave us is correct, and that you are not subject to withholding. (We will, however, withhold taxes if the Internal Revenue Service notifies us that such certificates are not accurate, or as may otherwise be required under the Internal Revenue Code.)

STATE AND LOCAL TAXES

Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser.

SELLING FUND SHARES

Selling Fund shares for more than you paid for them gives you a capital gain, which is subject to federal income tax. The amount of the tax depends on how long you held your shares. For individuals, long-term capital gains are currently taxed at a maximum rate of 20%; and short-term capital gains are taxed as ordinary income, such as interest or dividends. Capital gains from your sale of Fund shares is not reported on Form 1099; you or your tax adviser should keep track of your purchases, sales, and any resulting gain or loss. If you do sell Fund shares for a loss, you may be able to use this capital loss to offset any capital gains you have.

EXCHANGING FUND SHARES

Exchanging your shares of a Fund for another fund within the Nationwide Funds Family is considered a sale for income tax purposes. Therefore, if the shares you exchange are worth more than you paid for them, you may have capital gains, which are subject to the federal income taxes described above. If you exchange Fund shares for a loss, you may be able to use this capital loss to offset any capital gains you may have.

         FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the life of each Fund. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions and no sales charges). This information has been audited by KPMG LLP, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request. Class C shares had not been offered to the public as of October 31, 2000.

                                        NATIONWIDE LARGE CAP GROWTH FUND (FORMERLY "PRESTIGE LARGE CAP GROWTH")
                               -----------------------------------------------------------------------------------------
                                          PERIOD ENDED OCTOBER 31, 1999(a)                 YEAR ENDED OCTOBER 31, 2000
                               -------------------------------------------------------   -------------------------------
                                                                 INSTITUTIONAL SERVICE
                               CLASS A SHARES   CLASS B SHARES      CLASS SHARES(e)      CLASS A SHARES   CLASS B SHARES
                               --------------   --------------   ---------------------   --------------   --------------
NET ASSET VALUE -- BEGINNING
  OF PERIOD                       $ 10.00           $10.00              $10.00              $ 13.58           $13.50
INVESTMENT ACTIVITIES:
  Net investment loss               (0.04)           (0.12)              (0.01)               (0.04)           (0.06)
  Net realized and unrealized
     gain                            3.62             3.62                3.61                 1.03             0.94
                                  -------           ------              ------              -------           ------
Total investment activities          3.58             3.50                3.60                 0.99             0.88
DISTRIBUTIONS:
Net realized gains                     --               --                  --                (0.20)           (0.20)
                                  -------           ------              ------              -------           ------
     Total distributions               --               --                  --                (0.20)           (0.20)
                                  -------           ------              ------              -------           ------
  Net increase in net asset
     value                           3.58             3.50                3.60                 0.79             0.68
                                  -------           ------              ------              -------           ------
NET ASSET VALUE -- END OF
  PERIOD                          $ 13.58           $13.50              $13.60              $ 14.37           $14.18
                                  =======           ======              ======              =======           ======
Total Return (excluding sales
  charges)                          35.80%(b)        35.00%(b)           36.00%(b)             7.26%            6.48%
RATIOS AND SUPPLEMENTAL DATA:
  Net Assets, end of period
     (000's)                      $33,410           $1,179              $4,594              $40,643           $3,234
  Ratio of expenses to
     average net assets              1.20%(c)         1.95%(c)            1.05%(c)             1.20%            1.95%
  Ratio of expenses to
     average net assets*             1.69%(c)         5.26%(c)            3.46%(c)             1.74%            3.33%
  Ratio of net investment
     income to average net
     assets                         (0.27)%(c)       (0.97)%(c)          (0.09)%(c)           (0.33)%          (1.06)%
  Portfolio turnover rate(d)        65.27%(b)        65.27%(b)           65.27%(b)            86.68%           86.68%

                               NATIONWIDE LARGE CAP GROWTH FUND (FORMERLY "PRESTIGE LARGE CAP GROWTH")
                               ---------------------
                               YEAR ENDED OCTOBER 31, 2000
                               ---------------------
                               INSTITUTIONAL SERVICE
                                   CLASS SHARES
                               ---------------------
NET ASSET VALUE -- BEGINNING
  OF PERIOD                           $13.60
INVESTMENT ACTIVITIES:
  Net investment loss                  (0.03)
  Net realized and unrealized
     gain                               1.04
                                      ------
Total investment activities             1.01
DISTRIBUTIONS:
Net realized gains                     (0.20)
                                      ------
     Total distributions               (0.20)
                                      ------
  Net increase in net asset
     value                              0.81
                                      ------
NET ASSET VALUE -- END OF
  PERIOD                              $14.41
                                      ======
Total Return (excluding sales
  charges)                              7.40%
RATIOS AND SUPPLEMENTAL DATA:
  Net Assets, end of period
     (000's)                          $9,904
  Ratio of expenses to
     average net assets                 1.05%
  Ratio of expenses to
     average net assets*                1.54%
  Ratio of net investment
     income to average net
     assets                            (0.17)%
  Portfolio turnover rate(d)           86.68%

---------------

 *  Ratios calculated as if no fees were waived or expenses reimbursed.

(a) The Nationwide Large Cap Growth Fund commenced operations on November 2,
    1998.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(e) Formerly known as Class Y.

                                                 NATIONWIDE LARGE CAP VALUE FUND (FORMERLY "PRESTIGE LARGE CAP VALUE FUND")
                                          -----------------------------------------------------------------------------------------
                                                     PERIOD ENDED OCTOBER 31, 1999(a)                 YEAR ENDED OCTOBER 31, 2000
                                          -------------------------------------------------------   -------------------------------
                                                                            INSTITUTIONAL SERVICE
                                          CLASS A SHARES   CLASS B SHARES      CLASS SHARES(e)      CLASS A SHARES   CLASS B SHARES
                                          --------------   --------------   ---------------------   --------------   --------------
NET ASSET VALUE -- BEGINNING OF YEAR         $ 10.00          $ 10.00              $ 10.00             $ 10.32           $10.24
INVESTMENT ACTIVITIES:
  Net investment income (loss)                  0.07            (0.02)                0.08                0.15             0.07
  Net realized and unrealized gain              0.32             0.27                 0.33                0.67             0.68
                                             -------          -------              -------             -------           ------
    Total investment activities                 0.39             0.25                 0.41                0.82             0.75
                                             -------          -------              -------             -------           ------
DISTRIBUTIONS:
  Net investment income                        (0.07)           (0.01)               (0.06)              (0.14)           (0.11)
  In excess of net realized gains                 --               --                   --               (0.04)           (0.04)
                                             -------          -------              -------             -------           ------
    Total distributions                        (0.07)           (0.01)               (0.06)              (0.18)           (0.15)
                                             -------          -------              -------             -------           ------
  Net increase in net asset value               0.32             0.24                 0.35                0.64             0.60
                                             -------          -------              -------             -------           ------
NET ASSET VALUE -- END OF PERIOD             $ 10.32          $ 10.24              $ 10.35             $ 10.96           $10.84
                                             =======          =======              =======             =======           ======
Total Return (excluding sales charges)          3.86%(b)         2.50%(b)             4.05%(b)            8.09%            7.42%
RATIOS AND SUPPLEMENTAL DATA:
  Net Assets, end of period (000's)          $25,883          $   155              $   755             $30,776             $408
  Ratio of expenses to average net
    assets                                      1.15%(c)         1.90%(c)             1.00%(c)            1.15%            1.90%
  Ratio of expenses to average net
    assets*                                     1.87%(c)         5.34%(c)             4.21%(c)            1.77%            3.56%
  Ratio of net investment income to
    average net assets                          0.85%(c)         0.13%(c)             0.77%(c)            1.47%            0.70%
  Portfolio turnover rate(d)                  120.94%(b)       120.94%(b)           120.94%(b)           88.41%           88.41%

                                          NATIONWIDE LARGE CAP VALUE FUND (FORMERLY "PRESTIGE LARGE CAP VALUE FUND")
                                          ---------------------
                                          YEAR ENDED OCTOBER 31, 2000
                                          ---------------------
                                          INSTITUTIONAL SERVICE
                                              CLASS SHARES
                                          ---------------------
NET ASSET VALUE -- BEGINNING OF YEAR             $10.35
INVESTMENT ACTIVITIES:
  Net investment income (loss)                     0.16 @
  Net realized and unrealized gain                 0.67 @
                                                 ------
    Total investment activities                    0.83
                                                 ------
DISTRIBUTIONS:
  Net investment income                           (0.16)
  In excess of net realized gains                 (0.04)
                                                 ------
    Total distributions                           (0.20)
                                                 ------
  Net increase in net asset value                  0.63
                                                 ------
NET ASSET VALUE -- END OF PERIOD                 $10.98
                                                 ======
Total Return (excluding sales charges)             8.20%
RATIOS AND SUPPLEMENTAL DATA:
  Net Assets, end of period (000's)              $1,645
  Ratio of expenses to average net
    assets                                         1.00%
  Ratio of expenses to average net
    assets*                                        1.64%
  Ratio of net investment income to
    average net assets                             1.56%
  Portfolio turnover rate(d)                      88.41%

---------------

*   Ratios calculated as if no fees were waived or expenses reimbursed.

@   Calculated using the average daily shares outstanding for the period.

(a) The Nationwide Large Cap Value Fund commenced operations on November 2,
    1998.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(e) Formerly known as Class Y.

         Financial Highlights

                                             NATIONWIDE SMALL CAP FUND (FORMERLY "PRESTIGE SMALL CAP FUND")
                                -----------------------------------------------------------------------------------------
                                           PERIOD ENDED OCTOBER 31, 1999(a)                 YEAR ENDED OCTOBER 31, 2000
                                -------------------------------------------------------   -------------------------------
                                                                  INSTITUTIONAL SERVICE
                                CLASS A SHARES   CLASS B SHARES      CLASS SHARES(e)      CLASS A SHARES   CLASS B SHARES
                                --------------   --------------   ---------------------   --------------   --------------
NET ASSET VALUE -- BEGINNING
  OF PERIOD                        $ 10.00           $10.00              $10.00              $ 11.19           $11.17
INVESTMENT ACTIVITIES:
  Net investment income (loss)        0.03            (0.05)               0.04                (0.02)           (0.08)
  Net realized and unrealized
     gain                             1.19             1.22                1.19                 2.05             2.03
                                   -------           ------              ------              -------           ------
     Total investment
       activities                     1.22             1.17                1.23                 2.03             1.95
                                   -------           ------              ------              -------           ------
DISTRIBUTIONS:
  Net investment income              (0.03)              --               (0.03)                  --               --
  Net realized gains                    --               --                  --                (0.10)           (0.10)
                                   -------           ------              ------              -------           ------
     Total distributions             (0.03)              --               (0.03)               (0.10)           (0.10)
                                   -------           ------              ------              -------           ------
  Net increase in net asset
     value                            1.19             1.17                1.20                 1.93             1.85
                                   -------           ------              ------              -------           ------
NET ASSET VALUE -- END OF
  PERIOD                           $ 11.19           $11.17              $11.20              $ 13.12           $13.02
                                   =======           ======              ======              =======           ======
Total Return (excluding sales
  charges)                           12.18%(b)        11.70%(b)           12.36%(b)            18.25%           17.56%
RATIOS AND SUPPLEMENTAL DATA:
  Net Assets, end of period
     (000's)                       $19,830           $  215              $1,759              $23,922           $  748
  Ratio of expenses to average
     net assets                       1.35%(c)         2.10%(c)            1.20%(c)             1.35%            2.10%
  Ratio of expenses to average
     net assets*                      2.24%(c)         6.57%(c)            4.87%(c)             2.10%            3.82%
  Ratio of net investment
     income to average net
     assets                           0.29%(c)        (0.46)%(c)           0.39%(c)            (0.16)%          (0.90)%
  Portfolio turnover rate(d)         81.24%(b)        81.24%(b)           81.24%(b)           139.27%          139.27%

                                NATIONWIDE SMALL CAP FUND (FORMERLY "PRESTIGE SMALL CAP FUND")
                                ---------------------
                                YEAR ENDED OCTOBER 31, 2000
                                ---------------------
                                INSTITUTIONAL SERVICE
                                    CLASS SHARES
                                ---------------------
NET ASSET VALUE -- BEGINNING
  OF PERIOD                            $11.20
INVESTMENT ACTIVITIES:
  Net investment income (loss)          (0.01)
  Net realized and unrealized
     gain                                2.06
                                       ------
     Total investment
       activities                        2.05
                                       ------
DISTRIBUTIONS:
  Net investment income                    --
  Net realized gains                    (0.10)
                                       ------
     Total distributions                (0.10)
                                       ------
  Net increase in net asset
     value                               1.95
                                       ------
NET ASSET VALUE -- END OF
  PERIOD                               $13.15
                                       ======
Total Return (excluding sales
  charges)                              18.44%
RATIOS AND SUPPLEMENTAL DATA:
  Net Assets, end of period
     (000's)                           $4,192
  Ratio of expenses to average
     net assets                          1.20%
  Ratio of expenses to average
     net assets*                         1.92%
  Ratio of net investment
     income to average net
     assets                             (0.01)%
  Portfolio turnover rate(d)           139.27%

---------------

 * Ratios calculated as if no fees were waived or expenses reimbursed.
(a) The Nationwide Small Cap Fund commenced operations on November 2, 1998.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(e) Formerly known as Class Y.

INFORMATION FROM NATIONWIDE

Please read this Prospectus before you invest, and keep it with your records. The following documents contain additional information about the Funds. To obtain a document free of charge, contact us at the address or number listed below.

- Statement of Additional Information (incorporated by reference into this Prospectus)

- Annual Reports (which contain a discussion of the market conditions and investment strategies that significantly affected the Funds' performance)

- Semi-Annual Reports

FOR ADDITIONAL INFORMATION CONTACT:

Nationwide Family of Funds
P.O. Box 1492
Columbus, Ohio 43216-1492
(614) 428-3278 (fax)

FOR INFORMATION, ASSISTANCE AND WIRE ORDERS:

1-800-848-0920 (toll free, 8 a.m. - 5 p.m. Eastern Time (Monday through Friday, except Thursday, when representatives are available between 9:30 a.m. and 5 p.m. Eastern Time)).

FOR 24-HOUR ACCOUNT ACCESS:

1-800-637-0012 (toll free)
Also, visit the Nationwide Funds' website at www.nationwidefunds.com

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA THE INTERNET:

www.sec.gov

BY ELECTRONIC REQUEST:

publicinfo@sec.gov

INVESTMENT COMPANY ACT FILE NO. 811-08495

[Nationwide Logo]

NATIONWIDE FAMILY OF FUNDS
P.O. BOX 1492
COLUMBUS, OHIO 43216-1492


HS-1331-7/01